CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares IPO CNY (¥) shares	Ordinary shares Private Placement CNY (¥) shares	Ordinary shares CNY (¥) shares	Additional paid-in capital IPO CNY (¥)	Additional paid-in capital Private Placement CNY (¥)	Additional paid-in capital CNY (¥)	Accumulated other comprehensive income CNY (¥)	Retained (deficit)/earnings CNY (¥)	IPO CNY (¥)	Private Placement CNY (¥)	USD ($) shares	CNY (¥) shares
Beginning balance at Dec. 31, 2013						¥ 81,824		¥ (62,704)				¥ 19,120
Beginning balance (in shares) at Dec. 31, 2013 | shares			100,000,000
Increase (Decrease) in Stockholders' Equity
Capital contribution by owner						231,996						231,996
Foreign currency translation adjustment												0
Net (loss)/income								(27,708)				(27,708)
Ending balance at Dec. 31, 2014						313,820		(90,412)				223,408
Ending balance (in shares) at Dec. 31, 2014 | shares			100,000,000
Increase (Decrease) in Stockholders' Equity
Issuance of shares on June 25, 2015			¥ 62									62
Issuance of ordinary shares	¥ 10	¥ 1		¥ 419,765	¥ 58,256				¥ 419,775	¥ 58,257
Issuance of ordinary shares (in shares) | shares	15,000,000	2,000,000
Foreign currency translation adjustment							¥ 101					101
Net (loss)/income								275,339				275,339
Ending balance at Dec. 31, 2015			¥ 73			791,841	101	184,927				¥ 976,942
Ending balance (in shares) at Dec. 31, 2015 | shares			117,000,000								117,000,000	117,000,000
Increase (Decrease) in Stockholders' Equity
Share-based awards provided to employees			¥ 1			17,222						¥ 17,223
Share-based awards provided to employees (in shares) | shares			291,400
Share-based awards provided to employees of consolidated group of CreditEase			¥ 1			124,209		(124,210)
Share-based awards provided to employees of consolidated group of CreditEase (in shares) | shares			2,220,900
Foreign currency translation adjustment							29,356				$ 4,228	29,356
Net (loss)/income								1,116,398			160,795	1,116,398
Ending balance at Dec. 31, 2016			¥ 75			¥ 933,272	¥ 29,457	¥ 1,177,115			$ 308,213	¥ 2,139,919
Ending balance (in shares) at Dec. 31, 2016 | shares			119,512,300								119,512,300	119,512,300